Taxes on Income (Tables)	6 Months Ended
Jun. 30, 2026
Taxes on Income [Abstract]
Schedule of Provision for Income Taxes	The components of the provision for income taxes are as follows:

(in thousands)	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Current tax - corporate taxes	$-	$-	$-	$-
Deferred tax	566,697	-	587,292	-
Taxes on income	$566,697	$-	$587,292	$-